Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Net loss	$ (31,523)	$ (57,591)
Other comprehensive income, net of tax
Changes in post-employment and termination benefits	(94)	(22)
Foreign currency adjustments	2,084	1,688
Comprehensive loss	(29,533)	(55,925)
Comprehensive loss attributed to non-controlling interest	(8,381)	(16,433)
Comprehensive loss attributable to ordinary shareholders of Chijet Motor Company, Inc.	$ (21,152)	$ (39,492)